Risk Administration (Details Narrative) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Financial assets	$ 514,504,813	$ 454,238,058
Financial liability		$ 1,873,341,278
Percentage of entity's revenue	22.00%	26.00%
Percentage of entity total costs	65.00%	62.00%	63.00%
Foreign exchange gain (loss)	$ 17,797,269	$ 65,944,570	$ 20,173,381
Gain loss on exchange difference net of tax,hypothetical effect on net income	318,014	545,052	43,941
Profit (loss) from operating activities	262,606,953	239,966,967	218,761,616
Finance costs	97,165,278	77,023,048	75,930,875
Income from indexation units	$ (10,722,033)	$ (14,025,895)	$ 1,198,565
Malt percentage in direct cost	8.00%	8.00%	6.00%
Cost of cans percentage in direct costs	22.00%	21.00%	24.00%
Percentage of grape needs acquire from long-term agreements	10.00%	17.00%	15.00%
Wine cost percentage in direct costs	53.00%	56.00%	59.00%
Cost of sales, food and beverage	$ 1,232,870,856	$ 1,090,286,882	$ 1,188,930,623
Credit worthiness percentage	99.00%	99.00%
Provisions	$ 7,785,695	$ 7,751,305
Foreign Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Profit (loss) from operating activities	31,554,223	60,164,242	63,345,544
Total for all subsidiaries [member]
IfrsStatementLineItems [Line Items]
Investments in subsidiaries, joint ventures and associates	549,120,456	288,873,649
Joint ventures where entity is venturer [member]
IfrsStatementLineItems [Line Items]
Investments in subsidiaries, joint ventures and associates	123,023,739	135,198,194
Total for all associates [member]
IfrsStatementLineItems [Line Items]
Investments in subsidiaries, joint ventures and associates	1,813,525	1,743,986
Operating segments [member]
IfrsStatementLineItems [Line Items]
Foreign exchange gain (loss)	17,797,269	65,944,570	20,173,381
Profit (loss) from operating activities	262,701,890	253,283,175	231,431,156
Finance costs	97,165,278	77,023,048	$ 75,930,875
Country of domicile [member]
IfrsStatementLineItems [Line Items]
Financial liability	$ 4,356,360	$ 7,510,628
C L [Member]
IfrsStatementLineItems [Line Items]
Percentage of entity's revenue	5.00%	5.00%	6.00%
Gain loss on exchange difference net of tax,hypothetical effect on net income	$ 48,376,600	$ 41,161,484	$ 43,950,998
Us Dollar [Member]
IfrsStatementLineItems [Line Items]
Percentage of increase decrease in exchange rate	10.00%	10.00%
Argentine Peso And Parauayan Guarani [Member]
IfrsStatementLineItems [Line Items]
Percentage of increase decrease in exchange rate	10.00%
Reserve of exchange differences on translation	$ 67,395,772	$ 42,581,583	$ 54,791,581
Currency risk [member]
IfrsStatementLineItems [Line Items]
Credit exposure	725,459,706	673,839,310
Other financial liabilities	600,172,708	544,341,120
Financial assets	$ 621,497,508	$ 564,888,883
Percentage of entity total costs	65.00%	62.00%	63.00%
Currency risk [member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Credit exposure	$ 74,315,533	$ 42,453,444
Accounts receivable percentage in total trade accounts receivable	11.00%	10.00%
description of trade receivable structure in entity	As of December 31, 2024 there were 85 customers (73 customers as of December 31, 2023) with more than ThCh$ 65,000 of debt each, which represent 95% (93% as of December 31, 2023) of VSPT´s total export market accounts receivable.
Credit insurance coverage rate for individual accounts receivable	90.00%
Credit insurance coverage rate for total trade accounts receivable	84.00%	90.00%
Currency risk [member] | Country of domicile [member]
IfrsStatementLineItems [Line Items]
Financial liability	$ 4,356,360	$ 7,510,628
Accounts receivable percentage in total trade accounts receivable	58.00%	65.00%
Credit insurance coverage rate	83.00%	83.00%
description of trade receivable structure in entity	As of December 31, 2024, the Company has approximately 1,800 customers (1,650 as of December 31, 2023) with more than Ch$ 10 million in debt each, which altogether represent approximately 89% (89% as of December 31, 2023) of total trade accounts receivable. There are 373 customers (305 customers as of December 31, 2023) with balances in excess of Ch$ 50 million each, representing approximately 78% (78% as of December 31, 2023) of the total accounts receivable. The 88% (88% as of December 31, 2023) of those accounts receivable are covered by credit insurance.
Currency risk [member] | Country of domicile [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Credit insurance coverage rate	90.00%
Currency risk [member] | Chilean Pesos [Member]
IfrsStatementLineItems [Line Items]
Credit exposure percentage on total other financial liabilities	44.00%	42.00%
Currency risk [member] | Unidades De Fomento [Member]
IfrsStatementLineItems [Line Items]
Credit exposure percentage on total other financial liabilities	56.00%	58.00%
Exchange Rate Sensitivity Analysis [Member]
IfrsStatementLineItems [Line Items]
Gains (losses) on exchange differences on translation, before tax	$ 3,155,422	$ 6,016,424	$ 6,334,554
Interest rate risk [member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Percentage of debt after considering the effect of interest rates and currency swaps	100.00%	100.00%
Inflation Risk [Member]
IfrsStatementLineItems [Line Items]
Income from indexation units	$ 10,722,033	$ 14,025,895	1,198,565
Percentage change in monetary units	3.00%
Inflation risk impact on net income loss	$ 8,948,677	$ 11,592,842	$ 4,681,098
Raw Material Price Risk [Member]
IfrsStatementLineItems [Line Items]
Wine supply percentage from own vineyards	57.00%	57.00%	45.00%
Wine supply percentage from third party	66.00%	66.00%	73.00%
Raw Material Price Risk [Member] | Vina San Pedro Tarapaca S A [Member]
IfrsStatementLineItems [Line Items]
Wine supply percentage from own vineyards	34.00%	34.00%	27.00%
Wine supply percentage from third party	56.00%	48.00%	58.00%
Raw Material Price Risk [Member] | International Business Operating Segment [Member]
IfrsStatementLineItems [Line Items]
Cost of cans percentage in direct costs	35.00%	32.00%	37.00%
Change in direct costs impact on loss income before tax	$ 25,188,226	$ 17,294,358	$ 23,328,732
Raw Material Price Risk [Member] | Chile Operating Segment [Member]
IfrsStatementLineItems [Line Items]
Raw material percentage in direct costs	8.00%
Change in direct costs impact on loss income before tax	$ 65,932,456	61,638,324	62,291,401
Raw Material Price Risk [Member] | Wine Operaing Segment [Member]
IfrsStatementLineItems [Line Items]
Change in direct costs impact on loss income before tax	$ 10,532,781	$ 9,926,816	$ 11,714,298
Raw Material Price Risk [Member] | Wine Operaing Segment [Member] | Third Paty [Member]
IfrsStatementLineItems [Line Items]
Wine cost percentage in direct costs	30.00%	27.00%	34.00%
Commodity price risk [member] | Chile Operating Segment [Member]
IfrsStatementLineItems [Line Items]
Raw material percentage in direct costs	28.00%	28.00%	26.00%